Accounts Receivable, Net	12 Months Ended
Dec. 31, 2022
Receivables [Abstract]
Accounts Receivable, Net
4.
Accounts Receivable, Net

	As of December 31,
	2021(1)	2022(1)
	(US$ thousand)
Accounts receivable	$38,955	$42,672
Less: allowance for current expected credit losses	(6,336)	(9,869)
Accounts receivable, net	$32,619	$32,803

Movement of allowance for credit losses was as follows:

	Year Ended December 31
	2020	2021(1)	2022(1)
	(US$ thousand)
At beginning of the period	$(1,036)	$(1,535)	$(6,336)
Additional provisions	(1,365)	(4,828)	(5,391)
Write-off	921	97	1,210
Foreign currency translation impact	(55)	(70)	648
At end of the period	$(1,535)	$(6,336)	$(9,869)

(1)
The allowance for current expected credit losses reflects the Company’s estimated probable incurred losses upon adoption of ASC 326. See Note 2(j) for the Company’s CECL policy.